Equity (Details) - USD ($)						6 Months Ended	12 Months Ended
	Apr. 30, 2024	Mar. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Equity (Details) [Line Items]
Conversion of stock amount converted (in Dollars)			$ 1,000,000	$ 4,616,000	$ 4,616,000	$ 500,000	$ 1,300,000
Conversion of stock shares converted	200,000		666,668	5,129,375	5,129,375	13,513	1,150,217
Expenses (in Dollars)	$ 128,000					$ 60,000
Allocated shares						69,028
Other expenses (in Dollars)						$ 10,000
Lind [Member]
Equity (Details) [Line Items]
Conversion of stock amount converted (in Dollars)							$ 3,595,000
Conversion of stock shares converted							3,773,177
AGP [Member]
Equity (Details) [Line Items]
Conversion of stock amount converted (in Dollars)	$ 500,000	$ 500,000
Conversion of stock shares converted	670,170	670,170
Investors Settlement Agreement [Member]
Equity (Details) [Line Items]
Conversion of stock shares converted		945,454
Expenses (in Dollars)		$ 707
Finders Fee [Member]
Equity (Details) [Line Items]
Expenses (in Dollars)	$ 70,000
Ordinary Shares [Member]
Equity (Details) [Line Items]
Conversion of stock shares converted	142,313
Private Warrants Exercise [Member]
Equity (Details) [Line Items]
Conversion of stock shares converted						5,760,958
Private warrants shares						5,760,958
Total consideration (in Dollars)						$ 5,057,000